Note 3 - Vessels, Net	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Vessels, net

The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2020	132,863,067	(16,632,734)	116,230,333
Depreciation for the period	–	(1,727,085)	(1,727,085)
Capitalized expenses	77,530	–	77,530
Vessel held for sale	(3,750,233)	2,027,673	(1,722,560))
Balance, March 31, 2020	129,190,364	(16,332,146)	112,858,218

In
January 2020,
the M/V “EM Oinousses” experienced an engine room fire while sailing off Mozambique carrying empty containers. The fire was extinguished without any injuries to the crew. The vessel is in the process of concluding an insurance claim for unrepairable damage and is idle during the evaluations. It is probable that the vessel may
be scrapped after the insurance process is complete. It is expected that the insurance and scrap proceeds will be higher than the vessel’s net book value and therefore no
impairment charge is required as of
March 31, 2020.

In
February 2020,
the Company entered into an agreement to sell the M/V “Manolis P” for scrap, which is presented as "Vessel held for sale” in the unaudited condensed consolidated balance sheet. The vessel reached her destination port on
April 7, 2020,
but the sale was
not
completed due to complications during its delivery to the buyers related to COVID-
19
restrictions and port lockdowns in the territory of arrival (Alang, India). A dispute with the buyers is in arbitration. The advance received from the buyers amounting to
$1,133,817
was transferred from the Company’s bank account to an escrow account following this dispute and is presented as “Liability associated with vessel held for sale” as of
March 31, 2020
in the unaudited condensed consolidated balance sheet. The vessel will be sold for scrap to new buyers.

As of
March 31, 2020
all vessels are used as collateral under the Company’s loan agreements (see Note
5
).